GSMBS 2022-NQM2 ABS-15G/A

Exhibit 99.4 - Schedule 7

Client Name:
Client Project Name:	GSMBS 2022-NQM2
Start - End Dates:	2/25/2019 - 3/29/2022
Deal Loan Count:	52

Waived Conditions Summary

Review Scope	Category	Code	Description	Count
Credit	Credit/Mtg History	XXXX	Mortgage/rental lates exceed guidelines	1
Credit	DTI	XXXX	Debt Ratio > 50%	1
Credit	Income/Employment	XXXX	Income docs do not meet guidelines	1
Compliance	TILA/RESPA Integrated Disclosure	XXXX	TRID - Assumption selection on the CD does not match the clause in the mortgage.	1
Compliance	RESPA	XXXX	RESPA - List of homeowners counseling organizations not in file	1
Total				5

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